Share capital, share premium and transaction costs on new equity instruments - Summary of Movement of Share Capital and Share Premium (Detail) - EUR (€) € / shares in Units, € in Thousands					6 Months Ended		12 Months Ended
	Jun. 30, 2022	Apr. 15, 2022	Mar. 22, 2022	Mar. 16, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Issued capital, beginning					€ 1	€ 1	€ 1
Issued capital, beginning, shares					100	100	100
Price per share					€ 1	€ 1	€ 1
Transaction costs						€ 532	€ 1,059
Shareholder loan equity conversion, shares					267,177,592
Price per share	€ 0.12
Issued capital, ending	€ 32,061				€ 32,061		€ 1
Issued capital, ending, shares						100	100
Price per share						€ 1	€ 1
Before cancellation of old shares [member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Shareholder loan equity conversion, shares					124
Price per share					€ 1
Exercise of warrants [member] | Private placement warrants [Member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Shareholder loan equity conversion, shares					1,334,949
Price per share					€ 0.12
Business Combination Agreement [Member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Price per share				€ 1
Business Combination Agreement [Member] | Spartan acquisition corporation three [member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Shareholder loan equity conversion, shares					14,907,582
Price per share					€ 0.12
Price per share				0.12
Business Combination Agreement [Member] | Merger of subsidiary with holding company [member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Shareholder loan equity conversion, shares					235,935,061
Price per share					€ 0.12
Price per share				€ 0.12
Subscription Agreement [Member] | Private investment in public equity investors [member] | Tranche one [member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Shareholder loan equity conversion, shares					12,500,000
Price per share					€ 0.12
Subscription Agreement [Member] | Private investment in public equity investors [member] | Tranche two [member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Shareholder loan equity conversion, shares					2,500,000
Price per share					€ 0.12
Madeline [Member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Shareholder loan equity conversion, shares					2
Price per share					€ 1
Madeline [Member] | First special fees agreement [member] | External consulting firm [member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Shareholder loan equity conversion, shares				22	22
Price per share					€ 1
Issue of equity				€ 22
Issued capital [member] | Business Combination Agreement [Member] | Spartan acquisition corporation three [member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Issue of equity				1,789
Issued capital [member] | Business Combination Agreement [Member] | Merger of subsidiary with holding company [member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Issue of equity				€ 28,312
Issued capital [member] | Madeline [Member] | First special fees agreement [member] | External consulting firm [member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Price per share				€ 1
Share premium [member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Transaction costs						€ 532	€ 1,059
Share premium [member] | Business Combination Agreement [Member] | Spartan acquisition corporation three [member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Issue of equity				€ 86,401
Share premium [member] | Business Combination Agreement [Member] | Merger of subsidiary with holding company [member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Issue of equity				€ 28,312
Ordinary shares [member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Issued capital, beginning					€ 100	100	100
Price per share					€ 1
Issued capital, ending	€ 28,312				€ 28,312		€ 100
Price per share	€ 0.12				€ 0.12		€ 1
Ordinary shares [member] | Exercise of warrants [member] | Private placement warrants [Member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Shareholder loan equity conversion, shares		1,334,949
Ordinary shares [member] | Subscription Agreement [Member] | Private investment in public equity investors [member] | Tranche one [member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Shareholder loan equity conversion, shares				12,500,000
Ordinary shares [member] | Subscription Agreement [Member] | Private investment in public equity investors [member] | Tranche two [member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Shareholder loan equity conversion, shares			2,500,000
Ordinary shares [member] | Issued capital [member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Issued capital, beginning					€ 1	1	€ 1
Transaction costs
Shareholder loan equity conversion, shares				2
Elimination of old shares shares					(124)
Elimination of old shares values					€ (124)
Price per share					€ 1
Issued capital, ending	€ 32,061				€ 32,061	1	1
Price per share				€ 1
Ordinary shares [member] | Issued capital [member] | Before cancellation of old shares [member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Issued capital, ending	124				124
Ordinary shares [member] | Issued capital [member] | Exercise of warrants [member] | Private placement warrants [Member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Issue of equity		€ 160			160
Ordinary shares [member] | Issued capital [member] | Business Combination Agreement [Member] | Spartan acquisition corporation three [member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Issue of equity					1,789
Ordinary shares [member] | Issued capital [member] | Business Combination Agreement [Member] | Merger of subsidiary with holding company [member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Issue of equity					28,311
Ordinary shares [member] | Issued capital [member] | Subscription Agreement [Member] | Private investment in public equity investors [member] | Tranche one [member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Issue of equity				€ 1,500	1,500
Ordinary shares [member] | Issued capital [member] | Subscription Agreement [Member] | Private investment in public equity investors [member] | Tranche two [member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Issue of equity			€ 300		300
Ordinary shares [member] | Issued capital [member] | Madeline [Member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Shareholder loan equity conversion, value					2
Ordinary shares [member] | Issued capital [member] | Madeline [Member] | First special fees agreement [member] | External consulting firm [member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Issue of equity					22
Ordinary shares [member] | Share premium [member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Issued capital, beginning					61,888	36,947	36,947
Transaction costs						(532)
Shareholder loan equity conversion, value				101,933
Elimination of old shares values
Issue of equity				2
Issued capital, ending	369,851				369,851	€ 36,415	€ 61,888
Ordinary shares [member] | Share premium [member] | Before cancellation of old shares [member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Issued capital, ending	€ 163,821				163,821
Ordinary shares [member] | Share premium [member] | Exercise of warrants [member] | Private placement warrants [Member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Issue of equity		€ 13,694			13,694
Ordinary shares [member] | Share premium [member] | Business Combination Agreement [Member] | Spartan acquisition corporation three [member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Issue of equity					86,401
Ordinary shares [member] | Share premium [member] | Business Combination Agreement [Member] | Merger of subsidiary with holding company [member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Issue of equity					(28,312)
Ordinary shares [member] | Share premium [member] | Subscription Agreement [Member] | Private investment in public equity investors [member] | Tranche one [member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Issue of equity				€ 111,873	111,873
Ordinary shares [member] | Share premium [member] | Subscription Agreement [Member] | Private investment in public equity investors [member] | Tranche two [member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Issue of equity			€ 22,375		22,375
Ordinary shares [member] | Share premium [member] | Madeline [Member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Shareholder loan equity conversion, value					101,933
Ordinary shares [member] | Share premium [member] | Madeline [Member] | First special fees agreement [member] | External consulting firm [member]
Disclosure In Tabular Form Of Share Capital Including Premium [Line Items]
Issue of equity